Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Auditor's Remuneration

	$ million
	2017	2016	2015
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	27	32	5
Other audit fees, principally in respect of audits of accounts of subsidiaries	21	17	46
Total audit fees	48	49	51
Audit-related fees [A]	4	2	2
Fees in respect of other non-audit services [B]	1	1	—
Total	53	52	53

[A] Categorised as fees for audit services for US reporting purposes. Aggregate audit fees for US reporting purposes amounted to $52 million in 2017 (2016: $51 million; 2015: $53 million).

[B] Categorised as all other fees for US reporting purposes and mainly related to agreed-upon-procedures.